Note 7 - Derivative Liabilities - Derivative Liabilities (Details)	12 Months Ended
	Sep. 30, 2021 $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2022 $ / shares
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member]
Common Stock, Par Value (in dollars per share)	$ 0.12	$ 0.17
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Measurement Input	0.75	0.75
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Measurement Input	90.28	84.17
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement Input	0.04	0.13
Series F Warrants Relating To 2017 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years) (Year)	4 months 2 days	1 year 4 months 6 days
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member]
Common Stock, Par Value (in dollars per share)	$ 0.12	$ 0.17
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Measurement Input	0.7	0.7
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Measurement Input	87.4	83.31
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement Input	0.19	0.15
Series G Warrants Relating To 2018 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years) (Year)	1 year 8 months 12 days	2 years 8 months 15 days
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member]
Common Stock, Par Value (in dollars per share)	$ 0.12	$ 0.17
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Exercise Price [Member]
Measurement Input	0.4	0.4
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Price Volatility [Member]
Measurement Input	86.59	82.24
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement Input	0.41	0.22
Series H Warrants Relating To 2019 Securities Purchase Agreement [Member] | Derivative Financial Instruments, Liabilities [Member] | Measurement Input, Expected Term [Member]
Remaining expected term of underlying securities (years) (Year)	2 years 6 months 29 days	3 years 7 months 6 days